Document and Entity Information	Sep. 30, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	STRATCAP DIGITAL INFRASTRUCTURE REIT, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	333-284566
Entity Tax Identification Number	86-3123526
Entity Address, Address Line One	30 Rockefeller Plaza, Suite 2050
Entity Address, City or Town	New York
Entity Address State Or Province	NY
Entity Address, Postal Zip Code	10112
City Area Code	475
Local Phone Number	282-0861
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001868516
Amendment Flag	false